Offerings	Jun. 23, 2026 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Units consisting of:
Maximum Aggregate Offering Price	$ 10,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,381.00
Offering Note	Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(o) under the Securities Act of 1933, as amended (the "Securities Act"). Pursuant to Rule 416(a) under the Securities Act, this registration statement shall also cover an indeterminate number of shares of common stock, par value $0.01 per share, of the registrant (the "Common Stock") that may become issuable to prevent dilution resulting from stock splits, stock combinations, stock dividends, recapitalizations or similar transactions with respect to the Common Stock. The proposed maximum offering price of the units of the registrant proposed to be sold in the offering will be reduced on a dollar-for-dollar basis based on the offering price of any pre-funded units of the registrant offered and sold in the offering, and as such, the proposed aggregate maximum offering price of the units together with the pre-funded units (as well as the shares of Common Stock included in the units and issuable upon exercise of the warrants to purchase Common Stock and pre-funded common stock warrants included in such units and pre-funded units, as applicable), if any, is $10,000,000.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	(i) common stock, $0.01 par value per share ("Common Stock")
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(o) under the Securities Act. Pursuant to Rule 416(a) under the Securities Act, this registration statement shall also cover an indeterminate number of shares of the Common Stock of the registrant that may become issuable to prevent dilution resulting from stock splits, stock combinations, stock dividends, recapitalizations or similar transactions with respect to the Common Stock. No separate fee is required pursuant to Rule 457(g) under the Securities Act.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	(ii) Warrants to purchase shares of Common Stock
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(o) under the Securities Act. Pursuant to Rule 416(a) under the Securities Act, this registration statement shall also cover an indeterminate number of shares of the Common Stock of the registrant that may become issuable to prevent dilution resulting from stock splits, stock combinations, stock dividends, recapitalizations or similar transactions with respect to the Common Stock. No separate fee is required pursuant to Rule 457(g) under the Securities Act.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common stock, $0.01 par value per share, issuable upon the exercise of the Warrants included in the units and pre-funded units
Maximum Aggregate Offering Price	$ 10,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,381.00
Offering Note	Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(o) under the Securities Act. Pursuant to Rule 416(a) under the Securities Act, this registration statement shall also cover an indeterminate number of shares of the Common Stock of the registrant that may become issuable to prevent dilution resulting from stock splits, stock combinations, stock dividends, recapitalizations or similar transactions with respect to the Common Stock. The proposed maximum offering price of the units of the registrant proposed to be sold in the offering will be reduced on a dollar-for-dollar basis based on the offering price of any pre-funded units of the registrant offered and sold in the offering, and as such, the proposed aggregate maximum offering price of the units together with the pre-funded units (as well as the shares of Common Stock included in the units and issuable upon exercise of the warrants to purchase Common Stock and pre-funded common stock warrants included in such units and pre-funded units, as applicable), if any, is $10,000,000. As estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(o) under the Securities Act, the proposed maximum offering price of the shares of Common Stock issuable upon exercise of each of such warrants included in the units or pre-funded units, proposed to be sold in the offering is $10,000,000, which is equal to 100% of $10,000,000, as each purchaser of each share of Common Stock included in each unit of the registrant to be sold in this offering (and of each pre-funded common stock purchase warrant included in each pre-funded unit of the registrant to be sold in this offering) will receive a warrant to purchase one share of Common Stock.
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Pre-funded units consisting of:
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(o) under the Securities Act. Pursuant to Rule 416(a) under the Securities Act, this registration statement shall also cover an indeterminate number of shares the Common Stock of the registrant that may become issuable to prevent dilution resulting from stock splits, stock combinations, stock dividends, recapitalizations or similar transactions with respect to the Common Stock. The proposed maximum offering price of the units of the registrant proposed to be sold in the offering will be reduced on a dollar-for-dollar basis based on the offering price of any pre-funded units of the registrant offered and sold in the offering, and as such, the proposed aggregate maximum offering price of the units together with the pre-funded units (as well as the shares of Common Stock included in the units and issuable upon exercise of the warrants to purchase Common Stock and pre-funded common stock warrants included in such units and pre-funded units, as applicable), if any, is $10,000,000.
Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	(i) Pre-funded common stock purchase warrants to purchase shares of Common Stock
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(o) under the Securities Act. Pursuant to Rule 416(a) under the Securities Act, this registration statement shall also cover an indeterminate number of shares of the Common Stock of the registrant that may become issuable to prevent dilution resulting from stock splits, stock combinations, stock dividends, recapitalizations or similar transactions with respect to the Common Stock. No separate fee is required pursuant to Rule 457(g) under the Securities Act.
Offering: 7
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	(ii) Warrants to purchase shares of Common Stock
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(o) under the Securities Act. Pursuant to Rule 416(a) under the Securities Act, this registration statement shall also cover an indeterminate number of shares of common stock, par value $0.01 per share, of the registrant (the "Common Stock") that may become issuable to prevent dilution resulting from stock splits, stock combinations, stock dividends, recapitalizations or similar transactions with respect to the Common Stock. No separate fee is required pursuant to Rule 457(g) under the Securities Act.
Offering: 8
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common stock, $0.01 par value per share, issuable upon the exercise of the pre-funded common stock purchase warrants
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(o) under the Securities Act. Pursuant to Rule 416(a) under the Securities Act, this registration statement shall also cover an indeterminate number of shares of the Common Stock of the registrant that may become issuable to prevent dilution resulting from stock splits, stock combinations, stock dividends, recapitalizations or similar transactions with respect to the Common Stock. The proposed maximum offering price of the units of the registrant proposed to be sold in the offering will be reduced on a dollar-for-dollar basis based on the offering price of any pre-funded units of the registrant offered and sold in the offering, and as such, the proposed aggregate maximum offering price of the units together with the pre-funded units (as well as the shares of Common Stock included in the units and issuable upon exercise of the warrants to purchase Common Stock and pre-funded common stock warrants included in such units and pre-funded units, as applicable), if any, is $10,000,000. As estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(o) under the Securities Act, the proposed maximum offering price of the shares of Common Stock issuable upon exercise of each of such warrants included in the units or pre-funded units, proposed to be sold in the offering is $10,000,000, which is equal to 100% of $10,000,000, as each purchaser of each share of Common Stock included in each unit of the registrant to be sold in this offering (and of each pre-funded common stock purchase warrant included in each pre-funded unit of the registrant to be sold in this offering) will receive a warrant to purchase one share of Common Stock.